Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.9%)
Pennsylvania (98.2%)
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	582
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/51	1,750	1,695
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/55	2,200	2,123
[2]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	3,891
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,236
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,720
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,202
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,561
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,032
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	831
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,019
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,003
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,052
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,887
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	1,980
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,774
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.150%	9/1/22	59,875	59,875
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	26
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,187
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,651
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,502
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,000
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,761
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,524
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,490
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	10,380
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	7,171
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	4,880
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	1,750	1,721
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	975
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	17,831
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	21,819
[3]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	937
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,608
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,405	1,198
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,494
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	1,100	879
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	1,165	901
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,795
	Allegheny County PA GO	4.000%	11/1/34	915	944
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,785
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,251
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,422
[2]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,068
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,035
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	837
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,111
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,702
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	6,417
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,505
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	448
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	989
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	3,873
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,677
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,582
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,205
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	6,856
[1]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	430
[2]	Allentown City School District GO	4.000%	2/15/24	550	560
[1]	Allentown City School District GO	5.000%	2/1/32	3,075	3,423
[1]	Allentown City School District GO	5.000%	6/1/32	1,465	1,572
[1]	Allentown City School District GO	4.000%	2/1/34	1,500	1,536
[1]	Allentown City School District GO	5.000%	2/1/34	1,300	1,435
[1]	Allentown City School District GO	4.000%	2/1/35	1,175	1,191
[1]	Allentown City School District GO	5.000%	6/1/35	2,000	2,140
[1]	Allentown City School District GO	4.000%	2/1/36	1,100	1,105
[1]	Allentown City School District GO	5.000%	6/1/36	1,500	1,603
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,100	1,186
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,750	1,878
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	3,130	3,338
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	4,250	4,414
[3]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,925	2,047
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,037
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	1,000	1,030
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,210	2,288
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,619
[2]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,941
[1]	Armstrong School District GO	5.000%	3/15/31	1,800	2,043
[1]	Armstrong School District GO	3.000%	3/15/34	5,605	5,253
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	512
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	760
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,095
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,003
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	702
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	691
[1]	Beaver County PA GO	4.000%	4/15/30	450	478
[1]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	54
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	723
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	384
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,565
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	429
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	507
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,559
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,514
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	1,531
[1]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,454
[1]	Berwick Area School District GO	4.000%	11/15/46	1,775	1,724
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,463
[2]	Blue Mountain School District GO	4.000%	8/1/23	345	350
[2]	Blue Mountain School District GO	4.000%	8/1/24	360	370
[2]	Blue Mountain School District GO	4.000%	8/1/25	385	401
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	127
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	144
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	78
[1]	Bristol Township School District GO	4.000%	6/1/48	1,545	1,494
	Bristol Township School District GO, Prere.	5.250%	6/1/23	3,000	3,063
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,186
	Bucks County IDA College & University Revenue	5.000%	11/1/52	1,280	1,179
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,193
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	539
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	880
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,174
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,797
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	21,160	14,974
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,540	4,077
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	783
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	3,954
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,460
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	550
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	512
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	562
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,733
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,419
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,529
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,283
[2]	Cambria County PA GO	4.000%	8/1/34	750	770
[2]	Cambria County PA GO	4.000%	8/1/35	700	715
[2]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,201
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,242
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,634
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Capital Region Water Revenue	5.000%	7/15/35	500	549
Capital Region Water Revenue	5.000%	7/15/38	1,000	1,091
Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,372
Capital Region Water Sewer Revenue	5.000%	7/15/32	500	552
Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,508
Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,097
Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,981
Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,886
Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,136
Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,133
Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,678
Central Dauphin School District GO	4.000%	5/15/32	1,000	1,034
Central Dauphin School District GO	4.000%	5/15/34	1,985	2,029
Central Dauphin School District GO	4.000%	5/15/35	2,325	2,367
Central Dauphin School District GO	4.000%	5/15/37	1,000	1,006
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,548
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,936
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,315
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,017
Cheltenham Township School District GO, Prere.	5.000%	3/15/38	4,210	4,480
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,847
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,437
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	1,935
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,620
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,821
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	9,416
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,592
Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	9,527
Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,705
Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,100
Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,436
Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	3,548
Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,081
Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,105
Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coatesville School District GO	0.000%	10/1/33	1,000	622
	Colonial School District GO	3.000%	2/15/39	350	310
	Colonial School District GO	3.000%	2/15/40	700	611
	Colonial School District GO	3.000%	2/15/41	700	605
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	260
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,041
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,148
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,008
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,149
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,364
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,651
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,442
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,574
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,622
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	10,870
[2,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	36,893
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	333
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	415
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	470
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	519
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	922
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,089
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	950
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,083
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	177
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,056
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	221
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	10
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	57
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	16
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,480
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	10,000	10,700
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,522
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,451
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,804
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,463
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	576
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,959
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,335
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,871
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	10,852
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,658
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	4,000	4,091
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,930
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	6,826
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	12,000	12,393
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	19,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	12,426
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,262
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,202
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	15,390
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,728
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	18,930	19,779
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	9,350	9,675
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	19,575	20,291
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,043
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	10,198
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,624
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	10,000	10,281
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	20,500	18,495
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	13,523
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,074
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	365	327
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	8,947
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	669
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,086
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,141
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,825
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,370
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,100
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,211
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,818
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,352
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,112
	Conestoga Valley School District GO	3.000%	2/1/38	850	751
[1]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,770
[2]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,183
[2]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	651
	Council Rock School District GO	2.050%	11/15/33	1,085	898
	Council Rock School District GO	3.250%	11/15/39	5,010	4,399
	Council Rock School District GO	2.050%	8/15/42	3,000	2,022
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	803
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	854
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,513
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,009
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	5,006
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,621
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,380
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	4,656
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,821
	Cumberland Valley School District GO	5.000%	12/1/31	750	796
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,066
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,192
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,059
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,305
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,823
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,228
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,081
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,054
[2]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	504
[2]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,314
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	543
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,321
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	865
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,258
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,531
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,608
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,875	6,285
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	5,427
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	3,686
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,565
[1]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,287
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,351
[1]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,113
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,522
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,082
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,781
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	20,248
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	824
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	6,500	6,890
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,040
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,156
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	7,000	7,113
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,673
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	640
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,176
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,622
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,622
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,737
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,332
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,256
[5]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	14,878
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	3,774
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,493
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,182
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,034
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	872
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	3,717
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	796
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,058
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	525
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	790
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,117
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	6,698
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	7,850	7,056
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,531
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	881
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	4,006
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,560
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,151
[1]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,325
[1]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,694
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	258
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	258
	Easton Area School District GO	4.000%	4/1/32	1,450	1,538
[2]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,634
[1]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,134
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	33
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	975
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,376
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,445
[2]	Erie School District GO	5.000%	4/1/27	150	164
[2]	Erie School District GO	3.000%	4/1/32	3,360	3,281
[2]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,507
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,168
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,020
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,079
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	4,050	3,606
[1]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,154
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,877
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,499
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,080
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	9,000	8,500
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,119
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,100	13,527
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	7,030	6,474
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	28,500	26,133
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	15,620
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	316
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	549
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,134
	Gettysburg Area School District GO	4.000%	4/1/35	750	770
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,223
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,260
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,502
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,377
	Hamburg Area School District GO	5.000%	4/1/23	335	340
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,896
	Haverford Township School District GO	3.000%	3/1/32	4,050	3,962
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,014
	Haverford Township School District GO	3.000%	3/1/34	55	52
[6]	Haverford Township School District GO VRDO	1.650%	9/1/22	1,000	1,000
[2]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,462
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,263
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,900	2,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,045	2,098
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,444
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,513
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,581
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,651
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,723
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	986
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,724
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	2,000	1,837
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	861
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	594
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,158
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	18,650	19,539
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	6,330	6,591
	Lancaster County PA GO	4.000%	11/1/32	300	313
	Lancaster County PA GO	4.000%	11/1/33	375	389
	Lancaster County PA GO	4.000%	11/1/34	500	514
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,213
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	722
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	748
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,292
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	717
[6]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	1.080%	9/1/22	4,900	4,900
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,154
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,970
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,926
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	574
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,449
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	2,267
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,249
[1]	Lancaster PA GO	4.000%	11/1/31	1,350	1,425
[1]	Lancaster PA GO	4.000%	11/1/32	2,445	2,564
[1]	Lancaster PA GO	4.000%	11/1/33	2,545	2,656
[1]	Lancaster PA GO	4.000%	11/1/34	2,660	2,751
[1]	Lancaster PA GO	4.000%	11/1/35	2,355	2,421
[1]	Lancaster School District GO	4.000%	6/1/36	1,190	1,212
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	345
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	308
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	332
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	410
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	428
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	507
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	597
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	457
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,142
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,211
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,576
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,675	6,864
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,517
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	15
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,758
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,209
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,333
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,464
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,545
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	31,175	28,465
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	16
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	444
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,038
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,654
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,712
	Methacton School District GO	4.000%	9/15/41	520	516
	Methacton School District GO	4.000%	9/15/42	565	559
	Methacton School District GO	4.000%	9/15/45	1,000	976
	Monroe County PA GO	4.000%	7/15/37	1,630	1,643
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,347
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	1,903
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,675
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,034
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,061
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,120
	Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,105	1,114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,196
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,218
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,014
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,012
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,338
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,909
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	27
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,357
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,959
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,651
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	5,150	5,041
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	7,135
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,037
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	5
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	3,000	2,754
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,906
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	18,690	16,867
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,000	3,123
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	378
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,407
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,395

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,055	10,323
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	4,625
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	87
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,418
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,587
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,243
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,578
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,776
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	643
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,730
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	5,805
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,629
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	100
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	228
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	307
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	258
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	363
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	312
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	209
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	104
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	218
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	232
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	230
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	377
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	579
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	835
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	712
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	403
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,049
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,046
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,795	4,035
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,317
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,300	3,509
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,962
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	9,038
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	889
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,780
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,534
[2]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,431
[2]	Moon Area School District GO	4.000%	11/15/31	2,050	2,142
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	972
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,242
	Moon PA GO	4.000%	11/15/50	3,270	3,147
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	5,459
[2]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,777
[2]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	1,853
[2]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	1,939
[1]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,057
[1]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,197
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,041
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,539
	North Penn Water Authority Water Revenue	4.000%	11/1/30	500	535
	North Penn Water Authority Water Revenue	4.000%	11/1/32	1,400	1,472
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,533
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,791
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,134
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,226
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,122
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,014
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,102
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	1,828
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,482
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,775
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,819
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,039
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	998
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,514
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,165
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,298
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,190
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,812
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,093
[1]	Northeastern School District/York County GO	3.000%	3/1/33	375	356
[1]	Northeastern School District/York County GO	3.000%	3/1/34	300	279
[1]	Northeastern School District/York County GO	3.000%	3/1/35	250	227
[1]	Northeastern School District/York County GO	3.000%	3/1/38	850	745
[1]	Northeastern School District/York County GO	3.000%	3/1/41	800	662
[1]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,661
[1]	Northern Tioga School District GO	5.000%	4/1/31	700	771
[1]	Northern Tioga School District GO	4.000%	4/1/33	500	519
[1]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,012
[1]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,530
[1]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,743
[1]	Penn Hills School District GO	3.000%	10/1/33	5,015	4,773
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,809
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	844
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,106
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,320
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,689
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,648
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,209
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,328
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,525
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	11,542
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,688
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,200	1,187
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,429
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,658
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	1,500	1,514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	4,285	4,385
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,323
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,717
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,699
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	7,000	6,463
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,613
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,782
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,079
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,226
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,321
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,945
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	333
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,408
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,666
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,359
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,505
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,117
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,007
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,239
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,965
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,297
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,412
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,041
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,189
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	9,053
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	9,690
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	1,941
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,095
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,392
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,255
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	537
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,266
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,302
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	793
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,110
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	751
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	557

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,236
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,124
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	782
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,110
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,505
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,232
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,107
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,268
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,097
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	5,803
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	5,197
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	2,645	2,533
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,211
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	6,000	6,130
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,623
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,015	10,455
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,382
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	12,560
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	10,900	11,196
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,673
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	943
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,613	7,445
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,593
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,889
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,340	4,032
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,511
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,590
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,495
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,458
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,753
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,630
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	6,053
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,827
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,557
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,598
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	6,840
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	2,015
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	5,045
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,105	1,084
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,425	3,312
[7]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,690	8,139
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,438
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,070
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,248
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,312
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,439
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,229
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,776
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	16,057
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,500
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	17,946
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	36,000	34,569
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	15,000	14,283
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,000	1,899
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,490
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,626
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	7,505
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,000	9,423
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	10,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,733
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,357
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,072
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	549
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	2,716
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,434
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	570
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,138
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	3,855	3,996
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	9,768
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,063
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,425
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	4,644
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,185
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,709
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,332
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,411
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,660
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,045
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,461
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,450
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,000	1,008
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,015
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	20,717
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,608
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,605	2,606
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	5,200	5,398
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,092
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	206
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,213
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	15,119
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,653
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	4,915
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,121
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,295
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	6,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,158
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	1,984
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	2,706
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,960	10,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	5,899
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,193
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	3,605	3,352
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	16,561
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,375
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	13,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	14,532
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,840	1,691
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	4,880
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	5,965
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	9,991
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,030
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,588
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,441
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.650%	9/1/22	6,400	6,400
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,667
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,154
[2,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.080%	9/1/22	5,895	5,895
[2,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.080%	9/1/22	16,200	16,200
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,695
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,333
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,369
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	201
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	196
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	240	192
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,420
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,171
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,161
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	4,947
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,316
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	1,842
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	7,711
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,011
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,000	10,631
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,004
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,095
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,848
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,315
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,160
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,793
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,556
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	12,378
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,021
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,378
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,511
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,274
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,500
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,662
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,436
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,231
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,110
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,104
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,123
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,232
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,547
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,692
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,313
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,209
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,000	932
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	12,161
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,402
[6]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.650%	9/1/22	2,500	2,500
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,856
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	5,000	4,835
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,814
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	968
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,416
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	946
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	942
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,051
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,551
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,530
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,124
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,460
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,946
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,506
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,338
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	802
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,390
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	3,885
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,413
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	964
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,846
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,230
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,774
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,481
	Philadelphia PA GO	5.000%	2/1/31	2,500	2,821
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,169
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,255
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,224
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,787
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,253
[2]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,484
	Philadelphia PA GO	5.000%	5/1/36	4,690	5,157
	Philadelphia PA GO	4.000%	5/1/37	4,435	4,451
	Philadelphia PA GO	4.000%	5/1/38	4,000	3,994
	Philadelphia PA GO	4.000%	5/1/39	1,000	991
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,954
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	6,437
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	6,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,095
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	1,929
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,084
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,177
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,064
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,308
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,062
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,522
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,805
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,573
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	3,032
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,346
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	13,970	15,776
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,147
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	9,397
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	9,020	10,162
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,265
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,078
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	10,700
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,543
[5]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	380	381
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	2,000	2,123
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,178
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,412
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,387
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,843
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,293
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,133
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,131
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,633
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,530
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,115
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,317
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,107
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,065
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,308
[2]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,116
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pine-Richland School District GO	4.000%	3/1/35	250	256
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,263
	Pine-Richland School District GO	4.000%	3/1/37	750	753
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,110
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	553
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,101
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	549
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	548
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/34	5,000	5,644
	Pittsburgh PA GO	3.000%	9/1/33	550	535
	Pittsburgh PA GO	4.000%	9/1/34	625	648
	Pittsburgh PA GO	5.000%	9/1/34	50	55
	Pittsburgh PA GO	4.000%	9/1/35	750	766
	Pittsburgh PA GO	5.000%	9/1/35	560	612
	Pittsburgh PA GO	4.000%	9/1/36	875	891
	Pittsburgh PA GO	4.000%	9/1/36	840	859
	Pittsburgh PA GO	5.000%	9/1/36	825	899
	Pittsburgh PA GO	5.000%	9/1/36	1,770	1,968
	Pittsburgh PA GO	4.000%	9/1/37	500	505
	Pittsburgh PA GO	4.000%	9/1/38	500	501
	Pittsburgh PA GO	4.000%	9/1/38	800	802
	Pittsburgh PA GO	4.000%	9/1/39	750	749
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,117
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,233
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,182
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,742
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,130
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	7,761
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,431
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,237
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,337
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,207
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	862
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,419
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,360
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	429
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	257
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,110
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,375	2,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,361
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,562
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,526
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	14,909
	Quaker Valley PA School District GO	5.000%	10/1/34	400	454
	Quaker Valley PA School District GO	5.000%	10/1/35	350	397
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,449
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,410
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,257
[2]	Reading School District GO	5.000%	3/1/38	1,750	1,879
[2]	Ridley School District GO	4.000%	11/15/34	1,000	1,035
[2]	Ridley School District GO	4.000%	11/15/35	1,250	1,281
[1]	Ridley School District GO	3.000%	11/15/37	2,950	2,604
[2]	Ridley School District GO	4.000%	11/15/37	800	809
[1]	Ridley School District GO	3.000%	11/15/38	2,000	1,721
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,501
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,074
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,154
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,548
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,622
	School District of Philadelphia GO	4.000%	9/1/46	7,500	7,065
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[1]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	3,661
[2]	Scott Township PA	3.000%	8/15/34	290	273
[2]	Scott Township PA	3.000%	8/15/38	300	262
[2]	Scott Township PA	3.000%	8/15/42	650	539
[2]	Scott Township PA	3.000%	8/15/46	600	472
	Scranton PA School District GO	4.000%	12/1/40	500	501
	Scranton PA School District GO	4.000%	12/1/45	1,740	1,665
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,589
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,384
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,341
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,404
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,239
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,310
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,772
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	424
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,566
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,068
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,276
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	11,002
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.150%	9/1/22	9,915	9,915
[6]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	9/1/22	7,100	7,100
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,610
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,180
	State College PA Area School District GO	5.000%	5/15/36	375	416
	State College PA Area School District GO	5.000%	5/15/37	630	697
	State College PA Area School District GO	5.000%	5/15/38	350	386
	State College PA Area School District GO	5.000%	3/15/40	2,770	2,882
[1]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	523
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,074
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,226
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,580
[1]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,029
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,105
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,295
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	3,951
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,082
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,102
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	12,333
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	8,000	8,617
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,985
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,461
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,389
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,248
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,246
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,691
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	456
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	715
[1]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,001
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,461
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,738
[7]	Township of Hampton PA GO	5.000%	1/1/35	150	166
[7]	Township of Hampton PA GO	5.000%	1/1/36	150	165
[7]	Township of Hampton PA GO	5.000%	1/1/37	175	192
[7]	Township of Hampton PA GO	4.000%	1/1/42	1,000	956
[7]	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,368
[7]	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,499
[1]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,078
[1]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,055
[1]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,721
[2]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,262
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,062
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,094
	Upper Merion Area School District GO	3.000%	1/15/43	2,660	2,187
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	2,977
	Upper Merion Area School District GO, Prere.	5.000%	1/15/25	1,620	1,717
	Upper Merion Area School District GO, Prere.	5.000%	1/15/26	500	542
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,986
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,734
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,442
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,092
	West Bradford Township PA GO	4.000%	12/15/40	745	750
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,376
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,101
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,695
[1]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,217
[1]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,264
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,633
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,522
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,769
	West Shore PA School District GO	4.000%	11/15/34	640	658
	West Shore PA School District GO	4.000%	11/15/35	540	552
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,114
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,010
	West Shore PA School District GO	4.000%	11/15/38	500	500
	West Shore PA School District GO	4.000%	11/15/40	900	897
	West Shore PA School District GO	4.000%	11/15/45	1,000	977
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,098
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,035
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,026
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,223
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,334
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,435
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,636
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West York Area School District GO	5.000%	4/1/33	4,265	4,314
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,148
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,202
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	2,934
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,850
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	4,982
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,704
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,430
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,544
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,039
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	839
[1]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,037
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,109
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	2,589
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,565
[1]	William Penn School District GO	3.000%	11/15/34	2,595	2,430
[1]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,362
	Wyomissing Area School District GO	4.000%	2/1/38	800	803
	York County PA GO	4.000%	3/1/34	3,000	3,101
					3,565,692
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	215
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	575	508
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,035
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,288
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	680
					3,726
Puerto Rico (0.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	123	131
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	266	285
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	923	1,011
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,151
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,009	942
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	987
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	118
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	529	496
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,063
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,611
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,210
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,305	9,033

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,500	2,419
				20,457
Total Tax-Exempt Municipal Bonds (Cost $3,797,404)				3,589,875
Total Investments (98.9%) (Cost $3,797,404)				3,589,875
Other Assets and Liabilities—Net (1.1%)				38,914
Net Assets (100%)				3,628,789
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $43,021,000, representing 1.2% of net assets.
4	Securities with a value of $270,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2022	(20)	(2,990)	—
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,589,875	—	3,589,875
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.